April 30, 2009
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	WRL Series Life Account 1933 Act File No. 333-157211/1940 Act File No. 811-4420 WRL Associate Freedom Elite Builder
Dear Sir/Madam:
          On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and WRL Series Life Account (the “Registrant”), we are transmitting for electronic filing via EDGAR under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Pre-Effective Amendment No. 1 to Form N-6.
          The Amendment reflects changes made in response to the Commission Staff, as well as additional editorial and clarifying changes, and includes all necessary information and exhibits, including financial statements for Western Reserve.
          Western Reserve would like to begin marketing the Policies on or about May 1, 2009 and has submitted via EDGAR, under “Correspondence,” requests for acceleration of effectiveness of the above-referenced registration statement to May 1, 2009. Western Reserve would very much appreciate any assistance the Commission’s Staff could provide in meeting such requests.
     Please do not hesitate to contact Arthur D. Woods, Esq. at (727) 299-1830, or the undersigned at (727) 299-1747 if you have any questions.

Sincerely,
/s/ Gayle A. Morden
Gayle A. Morden
Compliance Manager - AFP Life Products

Enclosure

cc:	Arthur D. Woods, Esq. Mary Jane Wilson-Bilik, Esq. Priscilla Hechler